UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22026
                                                     ---------

                           The Gabelli SRI Fund, Inc.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2007
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI SRI FUND, INC.

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2007

TO OUR SHAREHOLDERS,

      The Gabelli SRI Fund (the "Fund") was down (1.01)% for the three month period ended September 30, 2007 while the Standard & Poor's ("S&P") 500 Index rose 2.33% over the same period. Since inception the Fund is down (2.10)%.

      Enclosed are the investment portfolio and financial statements as of September 30, 2007.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS FROM INCEPTION (JUNE 1, 2007)
                         THROUGH SEPTEMBER 30, 2007 (a)

                                                                     Since
                                                                   Inception
                                                      Quarter       (6/1/07)
                                                     ---------     ---------
GABELLI SRI FUND CLASS AAA .......................     (1.01)%      (2.10)%
S&P 500 Index ....................................      2.33         0.64
Class A ..........................................     (1.01)       (2.20)
                                                       (6.70)(b)    (7.82)(b)
Class C ..........................................     (1.11)       (2.30)
                                                       (2.10)(c)    (3.30)(c)
Class I ..........................................     (0.91)       (2.00)

THE CURRENT GROSS EXPENSE RATIO FOR CLASS AAA, A, C, AND I SHARES IS 2.55%, 2.55%, 3.30%, AND 2.30%, RESPECTIVELY. THE NET EXPENSE RATIO AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH MARCH 31, 2008 IS 2.00%, 2.00%, 2.75%, AND 1.75%, RESPECTIVELY. CLASS AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A AND C SHARES IS 5.75% AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE PERIODS OF 1% OF THE FUND'S NET ASSET VALUE ("NAV") PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI SRI FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Period from June 1, 2007 through September 30, 2007        EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the period from June 1, 2007 through September 30, 2007, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                               Beginning         Ending      Annualized     Expenses
                             Account Value   Account Value     Expense    Paid During
                               06/01/07         09/30/07        Ratio       Period*
-------------------------------------------------------------------------------------
THE GABELLI SRI FUND, INC.
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                      $ 1,000.00      $   979.00       2.00%        $ 6.43
Class A                        $ 1,000.00      $   978.00       2.00%        $ 6.43
Class C                        $ 1,000.00      $   977.00       2.75%        $ 8.84
Class I                        $ 1,000.00      $   980.00       1.75%        $ 5.63

HYPOTHETICAL 5% RETURN
Class AAA                      $ 1,000.00      $ 1,009.75       2.00%        $ 6.53
Class A                        $ 1,000.00      $ 1,009.75       2.00%        $ 6.53
Class C                        $ 1,000.00      $ 1,007.32       2.75%        $ 8.97
Class I                        $ 1,000.00      $ 1,010.57       1.75%        $ 5.72

* Expenses are equal to the Fund's annualized expense ratio for the period multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of September 30, 2007:

THE GABELLI SRI FUND, INC.

U.S. Government Obligations .........................................    30.4%
Health Care .........................................................    12.1%
Food and Beverage ...................................................     8.3%
Telecommunications ..................................................     7.4%
Financial Services ..................................................     5.4%
Metals and Mining ...................................................     5.0%
Broadcasting ........................................................     4.5%
Cable and Satellite .................................................     4.5%
Retail ..............................................................     3.5%
Hotels and Gaming ...................................................     3.4%
Publishing ..........................................................     2.8%
Consumer Products ...................................................     2.8%
Specialty Chemicals .................................................     2.7%
Automotive: Parts and Accessories ...................................     2.4%
Transportation ......................................................     2.1%
Energy and Utilities ................................................     1.7%
Business Services ...................................................     1.5%
Environmental Services ..............................................     1.5%
Diversified Industrial ..............................................     1.4%
Equipment and Supplies ..............................................     1.3%
Wireless Communications .............................................     1.0%
Manufactured Housing and
   Recreational Vehicles ............................................     0.9%
Other Assets and Liabilities (Net) ..................................    (6.6)%
                                                                        -----
                                                                        100.0%
                                                                        =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI SRI FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
 SHARES                                                    COST         VALUE
---------                                               ----------   ----------
            COMMON STOCKS -- 76.2%
            AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.4%
      700   Midas Inc.+ .............................   $   14,980   $   13,209
      400   Modine Manufacturing Co. ................        9,174       10,648
                                                        ----------   ----------
                                                            24,154       23,857
                                                        ----------   ----------
            BROADCASTING -- 4.5%
      500   Beasley Broadcast Group Inc.,
              Cl. A .................................        4,218        3,755
      400   Gray Television Inc. ....................        3,824        3,396
      200   Liberty Media Corp. -
              Capital, Cl. A+ .......................       24,606       24,966
    1,000   Lin TV Corp., Cl. A+ ....................       16,092       13,010
                                                        ----------   ----------
                                                            48,740       45,127
                                                        ----------   ----------
            BUSINESS SERVICES -- 1.5%
      600   Intermec Inc.+ ..........................       15,062       15,672
                                                        ----------   ----------
            CABLE AND SATELLITE -- 4.5%
      800   Cablevision Systems Corp.,
              Cl. A+ ................................       27,589       27,952
      700   The DIRECTV Group Inc.+ .................       16,056       16,996
                                                        ----------   ----------
                                                            43,645       44,948
                                                        ----------   ----------
            CONSUMER PRODUCTS -- 2.8%
      400   Procter & Gamble Co. ....................       26,223       28,136
                                                        ----------   ----------
            DIVERSIFIED INDUSTRIAL -- 1.4%
      300   Crane Co. ...............................       13,236       14,391
                                                        ----------   ----------
            ENERGY AND UTILITIES -- 1.7%
      700   Westar Energy Inc. ......................       16,963       17,192
                                                        ----------   ----------
            ENVIRONMENTAL SERVICES -- 1.5%
      400   Waste Management Inc. ...................       15,510       15,096
                                                        ----------   ----------
            EQUIPMENT AND SUPPLIES -- 1.3%
      300   CIRCOR International Inc. ...............       12,502       13,623
                                                        ----------   ----------
            FINANCIAL SERVICES -- 5.4%
      400   American Express Co. ....................       24,559       23,748
      300   Citigroup Inc. ..........................       14,099       14,001
      400   Sterling Bancorp ........................        6,292        5,600
      600   SWS Group Inc. ..........................       13,592       10,614
                                                        ----------   ----------
                                                            58,542       53,963
                                                        ----------   ----------
            FOOD AND BEVERAGE -- 8.3%
      500   Cadbury Schweppes plc, ADR ..............       25,778       23,260
      400   General Mills Inc. ......................       23,448       23,204
      500   Groupe Danone, ADR ......................        7,952        7,851
      500   The Coca-Cola Co. .......................       27,470       28,735
                                                        ----------   ----------
                                                            84,648       83,050
                                                        ----------   ----------
            HEALTH CARE -- 12.1%
      800   Advanced Medical Optics Inc.+ ...........       25,860       24,472
      500   Alpharma Inc., Cl. A ....................       12,051       10,680
      200   AngioDynamics Inc.+ .....................        3,230        3,770
    1,000   Kyphon Inc.+ ............................       68,855       70,000
    1,000   Lifecore Biomedical Inc.+ ...............       12,401       12,900
                                                        ----------   ----------
                                                           122,397      121,822
                                                        ----------   ----------

                                                                       MARKET
 SHARES                                                    COST         VALUE
---------                                               ----------   ----------
            HOTELS AND GAMING -- 3.4%
      200   Gaylord Entertainment Co.+ ..............   $   11,388   $   10,644
      500   Hilton Hotels Corp. .....................       19,682       23,245
                                                        ----------   ----------
                                                            31,070       33,889
                                                        ----------   ----------
            MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.9%
      300   Skyline Corp. ...........................        9,505        9,024
                                                        ----------   ----------
            METALS AND MINING -- 5.0%
      500   Alcan Inc. ..............................       49,573       50,040
                                                        ----------   ----------
            PUBLISHING -- 2.8%
    1,000   Lee Enterprises Inc. ....................       14,891       15,570
      300   The E.W. Scripps Co., Cl. A .............       13,278       12,600
                                                        ----------   ----------
                                                            28,169       28,170
                                                        ----------   ----------
            RETAIL -- 3.5%
      500   CVS Caremark Corp. ......................       18,414       19,815
      500   The Great Atlantic &
              Pacific Tea Co. Inc.+ .................       15,613       15,230
                                                        ----------   ----------
                                                            34,027       35,045
                                                        ----------   ----------
            SPECIALTY CHEMICALS -- 2.7%
      300   International Flavors &
              Fragrances Inc. .......................       15,129       15,858
      400   Sensient Technologies Corp. .............       10,439       11,548
                                                        ----------   ----------
                                                            25,568       27,406
                                                        ----------   ----------
            TELECOMMUNICATIONS -- 7.4%
    4,000   Dobson Communications
              Corp., Cl. A+ .........................       50,194       51,160
    1,200   Sprint Nextel Corp. .....................       25,038       22,800
                                                        ----------   ----------
                                                            75,232       73,960
                                                        ----------   ----------
            TRANSPORTATION -- 2.1%
      500   GATX Corp. ..............................       22,758       21,375
                                                        ----------   ----------
            WIRELESS COMMUNICATIONS -- 1.0%
      100   United States Cellular Corp.+ ...........        7,960        9,820
                                                        ----------   ----------
            TOTAL COMMON STOCKS .....................      765,484      765,606
                                                        ----------   ----------

PRINCIPAL
 AMOUNT
---------
            U.S. GOVERNMENT OBLIGATIONS -- 30.4%
$ 308,000   U.S. Treasury Bill,
              3.769%++, 12/27/07 ....................      305,261      305,233
                                                        ----------   ----------
            TOTAL
              INVESTMENTS -- 106.6% .................   $1,070,745    1,070,839
                                                        ==========
            OTHER ASSETS AND LIABILITIES
              (NET) -- (6.6)% .......................                   (66,363)
                                                                     ----------
            NET ASSETS -- 100.0% ....................                $1,004,476
                                                                     ==========

----------
+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depository Receipt

                 See accompanying notes to financial statements.

                           THE GABELLI SRI FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (cost $1,070,745) ....................   $ 1,070,839
   Dividends receivable .......................................           842
   Prepaid offering expense ...................................        38,557
   Prepaid other expenses .....................................        42,351
   Other assets ...............................................         4,104
                                                                  -----------
   TOTAL ASSETS ...............................................     1,156,693
                                                                  -----------
LIABILITIES:
   Payable to investment adviser ..............................        26,138
   Payable for distribution fees ..............................           175
   Payable to custodian .......................................        90,217
   Payable for legal and audit fees ...........................        13,418
   Payable for shareholder
     communications expenses ..................................        12,692
   Payable for registration expenses ..........................         9,577
                                                                  -----------
   TOTAL LIABILITIES ..........................................       152,217
                                                                  -----------
   NET ASSETS applicable to 102,592
     shares outstanding .......................................   $ 1,004,476
                                                                  ===========
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ............   $ 1,002,435
   Accumulated net investment income ..........................         1,900
   Accumulated net realized gain on investments ...............            47
   Net unrealized appreciation on investments .................            94
                                                                  -----------
   NET ASSETS .................................................   $ 1,004,476
                                                                  ===========
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering and redemption price
     per share ($399,980 / 40,858 shares
     outstanding; 500,000,000 shares authorized) ..............   $      9.79
                                                                  ===========
   CLASS A:
   Net Asset Value and redemption price per share
     ($39,828 / 4,072 shares outstanding;
     500,000,000 shares authorized) ...........................   $      9.78
                                                                  ===========
   Maximum offering price per share (NAV / 9425,
     based on maximum sales charge of 5.75% of
     the offering price) ......................................   $     10.38
                                                                  ===========
   CLASS C:
   Net Asset Value and offering price per share
     ($108,305 / 11,088 shares outstanding;
     500,000,000 shares authorized) ...........................   $      9.77(a)
                                                                  ===========
   CLASS I:
   Net Asset Value and offering price per share
     ($456,363 / 46,574 shares outstanding;
     500,000,000 shares authorized) ...........................   $      9.80(a)
                                                                  ===========

----------
(a)   Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2007 (a) (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest ...................................................   $     3,975
   Dividends ..................................................         1,697
                                                                  -----------
   TOTAL INVESTMENT INCOME ....................................         5,672
                                                                  -----------
EXPENSES:
   Investment advisory fees ...................................         1,872
   Distribution fees - Class AAA ..............................           293
   Distribution fees - Class A ................................            22
   Distribution fees - Class C ................................           181
   Registration expenses ......................................        30,952
   Offering expense ...........................................        20,774
   Legal and audit fees .......................................        15,643
   Shareholder communications expenses ........................        13,688
   Shareholder services fees ..................................         6,193
   Directors' fees ............................................         2,805
   Custodian fees .............................................         2,429
   Miscellaneous expenses .....................................         1,269
                                                                  -----------
   TOTAL EXPENSES BEFORE FEES WAIVED AND
     EXPENSES REIMBURSED BY ADVISER ...........................        96,121
                                                                  -----------
   LESS:
     Fees waived and expenses reimbursed
       by Adviser .............................................       (92,267)
     Custodian fee credits ....................................           (82)
                                                                  -----------
   NET EXPENSES ...............................................         3,772
                                                                  -----------
   NET INVESTMENT INCOME ......................................         1,900
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain on investments ...........................            47
   Net change in unrealized appreciation/
     depreciation on investments ..............................            94
                                                                  -----------
   NET REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS ...........................................           141
                                                                  -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ..........................................   $     2,041
                                                                  ===========

----------
(a)   The Gabelli SRI Fund,  Inc.  commenced  investment  operations  on June 1,
      2007.

                 See accompanying notes to financial statements.

                           THE GABELLI SRI FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     PERIOD ENDED
                                                                                SEPTEMBER 30, 2007 (a)
                                                                                      (UNAUDITED)
                                                                                ----------------------
OPERATIONS:
   Net investment income ....................................................         $    1,900
   Net realized gain on investments .........................................                 47
   Net change in unrealized appreciation/depreciation on investments ........                 94
                                                                                      ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................              2,041
                                                                                      ----------
CAPITAL SHARE TRANSACTIONS:
     Class AAA ..............................................................            406,828
     Class A ................................................................             40,302
     Class C ................................................................            107,227
     Class I ................................................................            448,078
                                                                                      ----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...............          1,002,435
                                                                                      ----------
NET INCREASE IN NET ASSETS ..................................................          1,004,476
NET ASSETS:
   Beginning of period ......................................................                  0
                                                                                      ----------
   End of period (including undistributed net investment income of $1,900) ..         $1,004,476
                                                                                      ==========

----------
(a)   The Gabelli SRI Fund,  Inc.  commenced  investment  operations  on June 1,
      2007.

                See accompanying notes to financial statements.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli SRI Fund, Inc. (the "Fund") was organized on March 1, 2007 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced investment operations on June 1, 2007. The Fund's primary objective is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2007, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money," and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At September 30, 2007, the Fund had no investments in options.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2007, there were no open futures contracts.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2007, there were no open forward foreign exchange contracts.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

PROVISION FOR INCOME TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at September 30, 2007:

                                      GROSS         GROSS
                                   UNREALIZED     UNREALIZED    NET UNREALIZED
                        COST      APPRECIATION   DEPRECIATION    APPRECIATION
                     ----------   ------------   ------------   --------------
 Investments ......  $1,070,745      $22,388       $(22,294)         $94

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures. The Fund has adopted the Interpretation and it had no impact on the amounts reported in the financial statements.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, interest, taxes, and extraordinary expenses) until at least March 31, 2008, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the period ended September 30, 2007, the Adviser reimbursed the Fund in the amount of $92,267. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the period ended September 30, 2007, the cumulative amount which the Fund may repay the Adviser is $92,267.

The Fund pays each Director that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the chairman of each committee also receives $1,000 per year. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for
the  period  ended  September  30,  2007,  other  than  short-term   securities,
aggregated $765,484 and $0, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the period ended September 30, 2007, the Fund paid brokerage commissions on security trades of $698 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $313 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class I Shares are offered to institutional investors that acquire the Fund directly through Gabelli & Company.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The Fund did not retain any redemption fees during the period ended September 30, 2007.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                           PERIOD ENDED
                                                      SEPTEMBER 30, 2007 (a)
                                                           (UNAUDITED)
                                                  -----------------------------
                                                   SHARES               AMOUNT
                                                  --------             --------
                                                            CLASS AAA
                                                  -----------------------------
Shares sold ...................................     40,994             $408,147
Shares redeemed ...............................       (136)              (1,319)
                                                  --------             --------
   Net increase ...............................     40,858             $406,828
                                                  ========             ========

                                                             CLASS A
                                                  -----------------------------
Shares sold ...................................      4,074             $ 40,321
Shares redeemed ...............................         (2)                 (19)
                                                  --------             --------
   Net increase ...............................      4,072             $ 40,302
                                                  ========             ========

                                                              CLASS C
                                                  -----------------------------
Shares sold ...................................     11,090             $107,246
Shares redeemed ...............................         (2)                 (19)
                                                  --------             --------
   Net increase ...............................     11,088             $107,227
                                                  ========             ========

                                                             CLASS I
                                                  -----------------------------
Shares sold ...................................     46,574             $448,078
                                                  --------             --------
   Net increase ...............................     46,574             $448,078
                                                  ========             ========

----------
(a)   The Gabelli SRI Fund,  Inc.  commenced  investment  operations  on June 1,
      2007.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

9. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI SRI FUND, INC.
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period:

                                            INCOME
                                  FROM INVESTMENT OPERATIONS
                           --------------------------------------
                                            Net
               Net Asset                Realized and     Total      Net Asset
   Period        Value,       Net        Unrealized       from        Value,
   Ended       Beginning   Investment      Loss on     Investment     End of     Total
September 30   of Period    Income(a)    Investments   Operations     Period    Return+
------------   ---------   ----------   ------------   ----------   ---------   -------
CLASS AAA
   2007(b)       $10.00     $0.03          $(0.24)       $(0.21)      $9.79     (2.10)%
CLASS A
   2007(b)       $10.00     $0.03          $(0.25)       $(0.22)      $9.78     (2.20)%
CLASS C
   2007(b)       $10.00     $0.00(d)       $(0.23)       $(0.23)      $9.77     (2.30)%
CLASS I
   2007(b)       $10.00     $0.04          $(0.24)       $(0.20)      $9.80     (2.00)%

                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
               -------------------------------------------------------------------------
               Net Assets                       Expenses         Expenses
   Period        End of           Net            Net of           Before       Portfolio
    Ended        Period       Investment        Waivers/         Waivers/       Turnover
September 30    (in 000's)   Income/(Loss)   Reimbursements   Reimbursements     Rate
------------   -----------   -------------   --------------   --------------   ---------
CLASS AAA
   2007(b)          $400         1.05%(c)         2.00%(c)       51.62%(c)         0%
CLASS A
   2007(b)          $ 40         0.93%(c)         2.00%(c)       51.43%(c)         0%
CLASS C
   2007(b)          $108        (0.10)%(c)        2.75%(c)       51.93%(c)         0%
CLASS I
   2007(b)          $456         1.40%(c)         1.75%(c)       50.15%(c)         0%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   The Gabelli SRI Fund, Inc. commenced investment operations on June 1,
      2007.

(c)   Annualized.

(d)   Amount represents less than $0.005 per share.

                See accompanying notes to financial statements.

                                [GRAPHIC OMITTED]

THE
GABELLI
SRI
FUND, INC.

                                                              SEMI-ANNUAL REPORT
                                                              SEPTEMBER 30, 2007


                           THE GABELLI SRI FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                                 Clarence A. Davis
CHAIRMAN AND CHIEF                                    CHIEF EXECUTIVE OFFICER,
EXECUTIVE OFFICER,                                    NESTOR, INC.
GAMCO INVESTORS, INC.
                                                      Anthonie C. van Ekris
Vincent D. Enright                                    CHAIRMAN, BALMAC
FORMER SENIOR VICE PRESIDENT                          INTERNATIONAL, INC.
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.









                                    OFFICERS

Bruce N. Alpert                                       Agnes Mullady
PRESIDENT                                             TREASURER

James E. McKee                                        Peter D. Goldstein
SECRETARY                                             CHIEF COMPLIANCE OFFICER







                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                        Mellon Trust of New England, N.A.

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB1794Q207SR

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli SRI Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/30/07
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/30/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     11/30/07
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.